Revenue (Details) - Schedule of revenue recognized that was included in the contract liability balance - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Revenue Recognized That Was Included In The Contract Liability Balance Abstract
Service revenue	$ 20,194